Long-Term Debt and Other Financial Liabilities	12 Months Ended
Dec. 31, 2020
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
7.	Long-Term Debt and Other Financial Liabilities:

Classification of long-term debt and other financial liabilities is presented taking into consideration amendments described in Note 15.

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2020	December 31, 2019
Long-term debt and other financial liabilities	173,289	185,509
Less: Deferred financing costs	(3,527)	(2,443)
Total	169,762	183,066
Less - current portion	(19,417)	(183,066)
Long-term portion	150,345	-

Senior long-term debt

On March 6, 2015, the Company entered into a loan agreement with Alpha Bank A.E., for a secured loan facility in an amount of $8,750 or the Leader Alpha Bank Loan Facility. The loan was used to partially finance the acquisition of the Leadership. On July 1, 2019, the Company entered into a supplemental agreement to the facility, whereby, among other things, (i) the amount of the four scheduled quarterly amortization payments falling due within 2019 was reduced from $250 to $100 and (ii) an amount of $503 due to be repaid in the first quarter of 2019 was deferred to the final balloon installment due on March 17, 2020. On March 17, 2020, the Company entered into the fifth supplemental agreement with Alpha Bank A.E. regarding the Leader Alpha Bank Loan Facility. Pursuant to the terms of the supplemental agreement: (i) the maturity date was extended from March 18, 2020 to December 31, 2022, (ii) the repayment of the facility will be made by eight consecutive quarterly repayments of $250 each followed by a balloon installment of $2,303 to be made on the maturity date, (iii) the financial covenants at the corporate guarantor level will not be applicable any longer save for the minimum liquidity covenant and (iv) a 30-days moving average balance of $500 is required to be maintained in the Earnings Account of the Leadership. The interest rate of the facility remains the same and is equal to Libor plus a margin of 3.75%. An amendment fee of $50 was paid in respect of the fifth supplemental agreement. The fifth supplemental agreement was assessed based on provisions of ASC 470-50 and was treated as debt modification. As of December 31, 2020, the amount outstanding under the facility was $4,303.

On September 1, 2015, the Company entered into a loan agreement with HCOB for a secured loan facility of $44,430, or the HCOB Facility. The loan was fully drawn down in 2015 and was used to pay for the acquisition of the Geniuship and the Gloriuship and had an original final maturity date of June 30, 2020. On June 26, 2020, the Company entered into a settlement agreement with HCOB. Pursuant to the terms of the settlement agreement, the Company, in order to fully settle its obligations under the loan agreement was required to pay a total amount of $23,500 out of the then outstanding amount of the loan agreement of $29,056 until July 31, 2020. On July 17, 2020, the Company settled the full amount of the HCOB Facility through a $23,500 payment with the funds obtained from the proceeds of a new loan facility (please see below) and cash on hand, following which all securities created in favor of HCOB were irrevocably and unconditionally released. As a result, the Company recognized a gain of $5,144. The settlement agreement was assessed based on provisions of ASC 470-60 and was treated as troubled debt restructuring. As of December 31, 2020, no amounts were outstanding under the HCOB Facility.

On September 11, 2015, the Company entered into a facility agreement with UniCredit, for a secured loan facility of $52,705 to partially finance the acquisition of the Premiership, Gladiatorship and Guardianship. On November 22, 2018 following the sale of the Gladiatorship and Guardianship, the Company entered into an amendment and restatement of the facility in order to (i) release the respective vessel-owning subsidiaries of the Gladiatorship and the Guardianship as borrowers and (ii) include as replacement borrower the vessel-owning subsidiary of the Fellowship. On July 3, 2019, the Company entered into a supplemental agreement pursuant to which: (i) $2,208 of installments originally falling due within 2019 were deferred to the balloon installment on December 28, 2020, (ii) the applicable margin was increased by 1% from 3.20% to 4.20% with effect from March 26, 2019 until December 27, 2019 inclusive and reinstated to the original levels subsequently and (iii) the requirement for each borrower to hold minimum liquidity of $500 cash was cancelled. On September 29, 2020, the Company obtained credit committee approval from UniCredit in order to: (i) waive the application of the Leverage Ratio, the ratio of EBITDA to interest payments and the Security Cover Ratio (each term as defined therein) with retrospective effect from June 2020 onwards (January 2020 for the Security Cover Ration only) and for the remaining duration of the facility, (ii) reduce the quarterly installments from $1,550 to $1,200, effective as of the December 2020 installment, (iii) increase the applicable margin from 3.2% to 3.5% with effect as of December 29, 2020 until the maturity of the facility, and (iv) extend the maturity of the loan to December 29, 2022 from December 29, 2020 initially. The definitive documentation for these amendments became effective on February 9, 2021 following satisfaction of certain customary conditions precedent (Note 15). As of December 31, 2020, the amount outstanding under this facility was $31,633.

On November 4, 2015, the Company entered into a loan agreement with Alpha Bank A.E., for a secured loan facility of $33,750, or the Squire Alpha Bank Loan Facility. The loan was used to partially finance the acquisition of the Squireship. On July 1, 2019, the Company entered into a supplemental agreement to the Squire Alpha Bank Loan Facility. Pursuant to its terms, among other things: (i) the amount of the eight scheduled quarterly amortization payments falling due within 2020 and 2021 was increased from $844 to $919 (and as a result the balloon installment was reduced accordingly) and (ii) the requirement for the borrower to hold minimum liquidity of $500 cash was cancelled for 2019. The loan was repayable in eight quarterly installments of $919 each along with a balloon installment of $20,250 payable on the final maturity date. On March 31, 2020, the Company entered into the fourth supplemental agreement with Alpha Bank A.E. regarding the Squire Alpha Bank Loan Facility. Pursuant to the terms of the supplemental agreement: (i) the maturity date was extended from November 10, 2021 to December 31, 2022, (ii) the repayment of the facility will be made by two prepayments of $500 each on August 26, 2020 and October 1, 2020 as well as eight consecutive quarterly repayments of $919 each followed by a balloon installment of $14,975 to be made on the maturity date, (iii) the ratio of the market value of the Squireship plus any additional security to the total facility outstanding shall not be less than 100% for 2020, not less than 110% starting for 2021 and not less than 115% until maturity, (iv) the financial covenants at the corporate guarantor level will not be applicable any longer save for the minimum liquidity covenant and (v) a 30-days moving average balance of $500 is required to be maintained in the earnings account of the Squireship. The interest rate of the facility is equal to Libor plus a margin of 3.50%. An amendment fee of $75 was paid in respect of the fourth supplemental agreement. The fourth supplemental agreement was assessed based on provisions of ASC 470-50 and was treated as debt modification. As of December 31, 2020, the amount outstanding under this facility was $22,325.

On May 24, 2017, the Company entered into a loan agreement with ATB for a secured loan facility of up to $18,000 to partially finance the acquisition of the Partnership. On September 25, 2017, in order to partially fund the refinancing of a previous loan facility with Natixis dated December 2, 2015, the facility was amended and restated (the “Amended and Restated ATB Loan Facility”), increasing the loan amount by an additional tranche of $16,500, or Tranche B. The amendment and restatement of the facility did not alter the interest rate, the maturity date, the amortization and the repayment terms of the existing tranche under the loan facility, or the financial covenants applicable to the Company as guarantor. On November 7, 2018, ATB entered into a deed of release with respect to the Championship, releasing the underlying borrower in full after the settlement of the outstanding balance of $15,700 pertaining to the specific vessel tranche. The first-priority mortgage over the Championship and all other securities created in favor of ATB for the specific vessel’s tranche were irrevocably and unconditionally released pursuant to the deed of release. On February 15, 2019, ATB entered into a further deed of release with respect to the Partnership resulting in a complete release of the facility agreement after full settlement of the outstanding balance of $16,390.

On February 13, 2019, the Company entered into a new loan facility with ATB, or the New ATB Loan Facility, in order to (i) refinance the existing indebtedness over the Partnership under the Amended and Restated ATB Loan Facility and (ii) for the financing of installation of open loop scrubber systems on the Squireship and Premiership. The New ATB Loan Facility is divided in Tranche A, relating to the refinancing of the Partnership, and Tranches B and C for the financing of the scrubber systems on the Squireship and the Premiership, respectively. Pursuant to the terms of the facility, Tranche A is repayable in eight equal quarterly installments being $200 each and a balloon payment of $13,190 payable on November 27, 2022 and each of Tranche B and C is repayable in seven quarterly installments of $189.8 until August 26, 2022. On September 28, 2020, the Company obtained credit committee approval from ATB in order to: (i) amend the Leverage Ratio (as defined therein) to 85% from 75% previously, with retrospective effect from June 2020 onwards and for the remaining duration of the facility, (ii) waive the application of the ratio of EBITDA to interest payments (as defined therein) with retrospective effect from June 2020 onwards  and for the remaining duration of the facility and (iii) amend the Minimum required security cover (as defined therein) to (a) 140% until June 30, 2021 (inclusive), (b) 145% until December 31, 2021 (inclusive) and (c) 150% thereafter and until the maturity of the loan on November 26, 2022. The definitive documentation for these amendments became effective on February 16, 2021 following satisfaction of certain customary conditions precedent (Note 15). As of December 31, 2020, the amount outstanding under this facility was $17,447.

On June 11, 2018, the Company entered into a $24,500 loan agreement with certain Blue Ocean maritime lending funds managed by EnTrustPermal for the purpose of refinancing the outstanding indebtedness of the Lordship under the previous loan facility with Northern Shipping Fund, of NSF, dated November 28, 2016. The facility would mature in June 2023 and could be extended until June 2025 subject to certain conditions. Specifically, the borrower had the right to sell the vessel back to the lender at a pre-agreed price of $20,800 on the fifth anniversary of the loan utilization (“Year-5 Put Option”). If the borrower elected to exercise the Year-5 Put Option, the lender had the right to extend the termination date of the loan by a further two years, in which case the exercise of the Year-5 Put Option by the borrower would be cancelled in its entirety. Furthermore, the borrower had the right to sell the ship back to the lender at a pre-agreed price of $15,000 on the seventh anniversary of the loan utilization (“Year-7 Put Option”). If the borrower elected to exercise the Year-7 Put Option then the lenders would be obliged to purchase the ship at the pre-agreed price. The loan facility bore a weighted average all-in interest rate of 11.4% and 11.2% assuming a maturity date in June 2023 or in June 2025, respectively. The principal obligation would amortize in 20 or 28 quarterly installments, with a balloon payment of $15,300 or $9,500 due at maturity, assuming a maturity date in June 2023 or in June 2025, respectively.  As of December 31, 2020, the amount outstanding under this facility was $21,600.

On July 15, 2020, the Company entered into an amendment and restatement of the $24,500 loan agreement entered into on June 11, 2018 with certain nominees of EnTrust Global as lenders and Wilmington Trust, National Association as facility agent and security agent, or the “Amended and Restated Entrust Loan Facility”. Pursuant to the terms of the Amended and Restated Entrust Loan Facility (i) Wilmington Trust, National Association resigned as facility agent and security agent and Lucid Agency Services Limited and Lucid Trustee Services Limited were appointed as successor facility agent and security agent, respectively and (ii) the facility was cross-collateralized with the New Entrust Loan Facility (mentioned below) with corporate guarantees from Sea Glorius Shipping Co. and Sea Genius Shipping Co., being the vessel-owning subsidiaries of the Gloriuship and the Geniuship respectively, second preferred mortgages and second priority general assignments covering the earnings, insurances and requisition compensation over the Gloriuship and the Geniuship, second priority account pledge agreements covering the earnings accounts of these vessels, second priority share pledge agreements concerning Sea Glorius Shipping Co.’s and Sea Genius Shipping Co.’s shares and second priority technical and commercial managers’ undertakings. The original terms and securities of the subject facility agreement were not otherwise altered by the amendment and restatement. The amendment and restatement of the agreement was assessed based on provisions of ASC 470-50 and was treated as debt modification. On March 5, 2021 the Company repaid the full balance of the Amended and Restated Entrust Loan Facility and all securities created to cross-collateralize the Amended and Restated Entrust Loan Facility with the New Entrust Loan Facility were irrevocably and unconditionally released (Note 15).

On July 15, 2020, the Company entered into a secured loan facility of $22,500 with Lucid Agency Services Limited and Lucid Trustee Services Limited, as facility agent and security agent, respectively, and certain nominees of EnTrust Global  as lenders, or the “New Entrust Loan Facility”, the proceeds of which were used for the settlement of the term loan facility provided by HCOB. The Company drew down the $22,500 on July 16, 2020. The New Entrust Loan Facility matures in July 2025 and is secured by first priority mortgages over the Gloriuship and the Geniuship, general assignments covering earnings, insurances and requisition compensation of each vessel, account pledge agreements concerning the earnings account of each vessel, share pledge agreements concerning each vessel-owning subsidiaries’ shares and relevant technical and commercial managers’ undertakings. In addition, the New Entrust Loan Facility was cross collateralized with the Amended and Restated Entrust Loan Facility. As a result, the New Entrust Loan Facility was further secured by a corporate guarantee from Lord Ocean Navigation Co., or “Lord Ocean”, being the vessel-owning subsidiary of the Lordship, a second preferred mortgage over the Lordship, second priority general assignment covering earnings, insurances and requisition compensation of the Lordship, a second priority account pledge agreement concerning the earnings account of Lord Ocean, a second priority share pledge agreement concerning Lord Ocean’s shares and second priority technical and commercial managers’ undertakings. As of December 31, 2020, the amount outstanding under this facility was $22,024. On March 5, 2021 the Company repaid the full balance of the Amended and Restated Entrust Loan Facility and all securities created to cross-collateralize the Amended and Restated Entrust Loan Facility with the New Entrust Loan Facility were irrevocably and unconditionally released (Note 15).

As of December 31, 2020, each of the facilities mentioned above were secured by a first priority mortgage over the respective vessel; Additionally, the Squire Alpha Bank Loan Facility was also secured by a second priority mortgage over the Leadership, the Amended and Restated Entrust Loan Facility was also secured by cross collateralized second priority mortgages over the Geniuship and Gloriuship and the New Entrust Loan Facility was secured by a second priority mortgage over the Lordship.

Other Financial Liabilities - Sale and Leaseback Transactions

On June 28, 2018, the Company entered into a $26,500 sale and leaseback agreement for the Knightship with Hanchen Limited (“Hanchen”), an affiliate of AVIC International Leasing Co., Ltd., for the purpose of refinancing the outstanding indebtedness of the Knightship under the previous loan facility with NSF dated November 28, 2016. The Company’s wholly-owned subsidiary, Knight Ocean Navigation Co (“Knight” or the “Charterer”) sold and chartered back the vessel on a bareboat basis for an eight year period, having a purchase obligation of $5,299 at the end of the eighth year and having the option to repurchase the Knightship at any time following the second anniversary of the bareboat charter. Under ASC 842-40, the transaction was accounted for as a financial liability. The bareboat charter is secured by a general assignment covering earnings, insurances and requisition compensation, an account pledge agreement, a share pledge agreement of the shares of the Charterer, technical and commercial managers’ undertakings and a guarantee from the Company. Of the $26,500, $18,550 were cash proceeds, $6,625 was withheld by Hanchen as an upfront charterhire upon the delivery of the vessel, and an amount of $1,325, or Charterer’s Deposit, included in “Deposits assets, non-current” in the consolidated balance sheet, was given as a deposit by Knight to Hanchen upon the delivery of the vessel in order to secure the due observance and performance by Knight of its obligations and undertakings as per the sale and leaseback agreement. The Charterer’s Deposit can be set off against the balloon payment at maturity. The bareboat charter required Knight to maintain an amount of $1,325 (Note 4) until June 28, 2020. The charterhire principal bears interest at LIBOR plus a margin of 4% and amortizes in twenty-two consecutive equal quarterly installments of approximately $456 along with a balloon payment of $5,299 at maturity on June 29, 2026. The Charterer is required to maintain a value maintenance ratio (as defined in the additional clauses of the bareboat charter) of at least 120% of the charterhire principal minus the Charterer’s Deposit and the additional amount of $1,325 (Note 4). The charterhire principal, as of December 31, 2020, was $15,320.

On November 7, 2018, the Company entered into a $23,500 sale and leaseback agreement for the Championship with Cargill International SA (“Cargill”) for the purpose of refinancing the outstanding indebtedness of the Championship under the Amended and Restated ATB Loan Facility. The Company sold and chartered back the vessel from Cargill on a bareboat basis for a five year period, having a purchase obligation at the end of the fifth year. Under ASC 842-40, the transaction was accounted for as a financial liability. The Company is required to maintain an amount of $1,600 which may be set-off against the vessel repurchase price (Note 4). Moreover, under the subject sale and leaseback agreement, an additional tranche was provided to the Company for an amount of up to $2,750 for the purpose of financing the cost associated with the acquisition and installation on board the Championship of an open loop scrubber system. The subject tranche was placed in an escrow account and was made available gradually subject to certain progress milestones.

As of December 31, 2019, $248 remained available from this additional tranche, which is included in “Other current assets” in the consolidated balance sheet. As of December 31, 2020, this additional tranche was fully drawn. The cost of the financing is equivalent to an expected fixed interest rate of 4.71% for five years. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions. The Company has continuous options to buy back the vessel during the whole five-year sale and leaseback period at predetermined prices as set forth in the agreement and at the end of which period it has a purchase obligation at $14,051. Additionally, at the time of purchase, if the market value of the vessel is greater than a floor price, as set forth in the agreement, the Company will pay to Cargill 20% of the difference between the market price and the floor price. The floor price started at $30,000 on November 7, 2018 and reduces to $22,773 at the end of the five year term.  The Company has concluded that such contingent payment shall not be accrued in the consolidated financial statements, since information available does not indicate that it is probable that a liability has been incurred (i.e., buy back option) as of the latest balance sheet date and cannot be estimated. Moreover, as part of the transaction, the Company issued 7,500 of its common shares to Cargill which were subject to customary statutory registration requirements. The fair market value of the shares on the date issued to Cargill was $1,541 and amortize over the lease term using the effective interest method.  The unamortized balance is accounted for as a deferred finance cost and is classified in other financial liabilities on the consolidated balance sheet. The charterhire principal amortizes in thirty-five monthly installments averaging approximately $167 each along with a balloon payment of $14,051, including the additional scrubber tranche, at maturity on November 7, 2023. The charterhire principal and the scrubber tranche, as of December 31, 2020, was $19,597 and $2,192, respectively.

All of the Company’s secured facilities (i.e., long-term debt and other financial liabilities) bear either floating interest at LIBOR plus a margin or fixed interest.

Certain of the Company’s long-term debt and other financial liabilities contain financial covenants and undertakings requiring the Company to maintain various financial ratios, including:

•	a minimum borrower’s liquidity;
•	a minimum guarantor’s liquidity;
•	a security coverage requirement; and
•	a leverage ratio.

As of December 31, 2020, the Company was in compliance with all covenants relating to its loan facilities as at that date.

As of December 31, 2020, eight of the Company’s owned vessels, having a net carrying value of $186,717, were subject to first and second priority mortgages as collateral to their long-term debt facilities. In addition, the Company’s two bareboat chartered vessels, having a net carrying value of $58,817 as of December 31, 2020, have been financed through other financial liabilities (i.e., sale and leaseback agreements).

Subordinated long-term debt

The Company refers to the First Jelco Loan, the Second Jelco Loan and the Fourth Jelco Loan (all mentioned below) as the “Jelco Loans”.

Securities Purchase Agreements and Omnibus Supplemental Agreements:

On May 9, 2019, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Jelco in exchange for, among other things, the full and final settlement of certain unpaid interest and the neutralization of the interest rate under the Jelco Loans and the Jelco Notes (Note 8) for the period of April 1, 2019 until December 31, 2019 inclusive and a waiver of a mandatory prepayment requirement under the Fourth Jelco Loan (Note 10). In particular, in exchange for: (a) 621,958 Units (Note 10), Jelco settled $2,115 of accrued unpaid interest through March 31, 2019 and (b) 1,201,571 Units, Jelco (i) amended the interest rate at 0% per annum under each of the Jelco Notes and Jelco Loans for the period between April 1, 2019 and December 31, 2019 inclusive, resulting in an elimination of interest payments in an aggregate amount of $3,846 (which was accounted for as a deferred finance cost), and (ii) waived the mandatory prepayment obligation under the Fourth Jelco Loan to prepay the full or any part of the loan by utilizing at least 25% of the net proceeds of any public offering of securities, resulting in a deferred finance cost of $239. The $2,115 accrued unpaid interest settled was written off and an equal amount was recorded in equity at a price of $3.40 per unit which was determined as the fair value of the units at the date of the transaction, by reference to the public offering of units (Note 10) that took place concurrently with the private placement. In this respect, no gain or loss was recognized in the accompanying consolidated financial statements in relation with this transaction. The Company considered the guidance under ASC 470-50 “Debt Modifications and Extinguishments” regarding the elimination of interest payments and the deferred finance cost for the waiver of the prepayment of $3,846 and $239, respectively. Such amounts were deemed equivalent to the fair value of the shares issued to Jelco under the Purchase Agreement. The transaction was accounted for as debt modification, and as such, both amounts were recorded in equity and were deferred and amortized over the duration of the related facilities (and presented on the balance sheet against the respective balances as “net of deferred finance costs”).

In December 2020, the Company and Jelco entered into a SPA, an Omnibus Loans Agreement and an Omnibus Notes Agreement, which set forth the terms of the restructuring of the outstanding loan facilities and convertible notes between the Company and Jelco. Pursuant to these agreements, all maturities under the Jelco Loans and the Jelco Notes (as mentioned below) were extended to December 2024 and the interest rate was set at 5.5% until maturity. The conversion price under the Jelco Notes was set to $1.20 per common share. In connection with this transaction, the Company prepaid $6,500 of the principal amount of the Second Jelco Loan Facility on December 31, 2020. In exchange for the settlement of all accrued and unpaid interest under the Jelco Loans and Jelco Notes through December 31, 2020, in an aggregate amount of $4,350, and an amendment fee of $1,241, the Company issued, on January 8, 2021, 7,986,913 units at a price of $0.70 per unit, with each unit consisting of one common share of the Company (or, at Jelco’s option, one pre-funded warrant in lieu of such common share) and one warrant to purchase one common share at an exercise price of $0.70. As of December 31, 2020, all of the warrants to purchase one common share at an exercise price of $0.70 remain outstanding. Furthermore, the Company granted to Jelco an option, to purchase up to 4,285,714 additional Units at a price of $0.70 per Unit in exchange for the settlement of principal under the Second Jelco Loan Facility in an amount equal to the aggregate purchase price of the units. In addition, pursuant to the terms of the Omnibus Loans Agreement, in 2022 and 2023, two mandatory repayments of $8,000 will be made, which will be applied to the Jelco Loans on a pro rata basis based upon the principal amounts outstanding at that time. Any amounts outstanding after the two mandatory repayments will be repaid at the maturity date. Furthermore, the Omnibus Loans Agreement provides for certain prepayment provisions through a cash sweep mechanism, capturing (i) corporate liquidity in excess of $25,000 or (ii) Time Charter Equivalent revenues in excess of $18,000 and up to $21,000. Lastly the Jelco Loans are mandatorily prepaid on a pro rata basis from 25% of the net proceeds from any future equity offerings and warrant exercises (Note 15). Pursuant to the terms of the Omnibus Loans Agreement, the total repayments on the Jelco Loans (including the mandatory repayments and any prepayments) shall not exceed $12,000 in any twelve-month period ending on December 31.

The Company considered the troubled debt restructuring guidance regarding the December 31, 2020 Jelco restructuring and concluded that it was not met. The Company further considered the modification and extinguishment accounting guidance and concluded that modification accounting was appropriate. The Company concluded:

(i) amount of $1,015 was expensed as incurred in 2020, since it concerned amounts paid to third parties in relation to the restructuring, whereas the remaining amount of $166 was included in additional paid-in capital, since these costs related to the issuance of units;

(ii) the amendment fee of $1,241 has been accounted for as a debt deferred cost and will be amortized to each facility’s maturity;

(iii) the fair value of the option granted to Jelco to purchase up to 4,285,714 additional units was recorded as debt discount and will be amortized to Second Jelco Loan’s maturity (Note 9);

(iv) for the accounting treatment of the fair value of the Jelco units and the change in the fair value of the conversion option, refer to Note 9.

All amounts regarding the Jelco restructuring were recorded as of December 31, 2020, the date of the closing of the transaction.

First Jelco Loan originally entered into on October 4, 2016

On October 4, 2016, the Company entered into a loan facility with Jelco to partly finance the acquisition of the Lordship and Knightship. As amended, the aggregate amount borrowed was $12,800. As further amended, the facility was repayable in one bullet payment together with accrued interest on the maturity date. On February 13, 2019, the Company and Jelco amended and restated the First Jelco Loan, in order to, among other things, extend the final repayment date to June 30, 2020. On May 29, 2019, the Company and Jelco further amended the First Jelco Loan in order to reflect the changes agreed with Jelco in the Purchase Agreement: (i) interest of $159 unpaid and accrued up to March 31, 2019 inclusive was deemed fully and finally settled, (ii) the interest rate was amended to 0% per annum for the period between April 1, 2019 and December 31, 2019 inclusive, and (iii) the interest rate from January 1, 2020 until maturity was set at three-month LIBOR plus a margin of 8.5%. The Company obtained extension of the maturity of this facility which was originally due on June 30, 2020 until November 13, 2020. Following the extension, the interest rate margin of the facility was increased by 1% per annum.

Pursuant to the terms of the SPA, all unpaid interest accrued of $630 under the First Jelco Loan through December 31, 2020 was deemed fully and finally settled.  This facility was secured by a second preferred mortgage and second priority general assignment covering earnings, insurances and requisition compensation over the Partnership and a guarantee from the vessel-owning subsidiary of the Partnership, all cross collateralized with the Third Jelco Note and the Second Jelco Loan, and a guarantee from the Company’s wholly-owned subsidiary, Emperor Holding Ltd. (“Emperor”), which is the holding company of the vessel-owning subsidiary that owns the Lordship and of the bareboat charterer of the Knightship. As of December 31, 2020, an amount of $5,900, gross of deferred financing costs of $118, was outstanding under the First Jelco Loan. Through payments made in February 2021, the Company prepaid the full outstanding balance of the First Jelco Loan (Note 15).

Second Jelco Loan originally entered into on May 24, 2017

On May 24, 2017, the Company entered into a $16,200 loan facility with Jelco to partially finance the acquisition of the Partnership. On February 13, 2019, the Company and Jelco amended the Second Jelco Loan, in order to, among other things, extend the final repayment date to December 30, 2020. On May 29, 2019, the Company and Jelco further amended the Second Jelco Loan to reflect the changes agreed with Jelco in the Purchase Agreement: (i) interest of $354 unpaid and accrued up to March 31, 2019 was deemed fully and finally settled, (ii) the interest rate was amended to 0% per annum for the period between April 1, 2019 and December 31, 2019 inclusive and (iii) the interest rate from January 1, 2020 until maturity was set at three-month LIBOR plus a margin of 6.0%.

Pursuant to the terms of a Securities Purchase Agreement entered into with Jelco on December 30, 2020, all unpaid interest accrued of $841 under the Second Jelco Loan through December 31, 2020 was deemed fully and finally settled.  The facility was secured by a second preferred mortgage and second priority general assignment covering earnings, insurances and requisition compensation over the Partnership and a guarantee from the vessel-owning subsidiary of the Partnership; all cross collateralized with the Third Jelco Note and the First Jelco Loan, and a guarantee from Emperor. As of December 31, 2020, an amount of $4,950, gross of deferred financing costs of $772, was outstanding under the Second Jelco Loan. The unamortized deferred financing costs as of December 31, 2020, include an amount of $543, being the fair value of the option granted to Jelco to purchase additional securities (Note 9). Through a payment made in February 2021, the Company prepaid $100 of the outstanding balance of the Second Jelco Loan (Note 15).

Third Jelco Loan originally entered into on April 10, 2018

On April 10, 2018, the Company entered into a $2,000 loan facility with Jelco for working capital purposes which was refinanced on March 27, 2019 by the Fourth Jelco Loan, described below. All obligations thereunder, including unpaid interest of $96 as of December 31, 2018 (which was written off in the year ended December 31, 2019 and was recorded in equity under the provisions of ASC 470-50), were irrevocably and unconditionally discharged pursuant to the deed of release of March 27, 2019.

Fourth Jelco Loan originally entered into on March 26, 2019

On March 26, 2019, the Company entered into a $7,000 loan facility with Jelco, the proceeds of which were utilized (i) to refinance the Third Jelco Loan and (ii) for general corporate purposes. The Company drew down the entire $7,000 on March 27, 2019. The facility had a maturity date of September 27, 2020 and was repayable through one installment of $1,000 due on January 5, 2020 and a balloon installment of $6,000 payable at maturity. If the balance of Cash and Cash Equivalents (including Restricted Cash) as of December 31, 2019 was lower than $7,500, the Company had the option to request the deferral of the first repayment installment to the balloon installment; the Company repaid the $1,000 to Jelco in January 2020. On May 29, 2019, the Company and Jelco amended the Fourth Jelco Loan to reflect the changes agreed with Jelco in the Purchase Agreement: (i) interest of $6 unpaid and accrued up to March 31, 2019 inclusive was deemed fully and finally settled, (ii) the interest rate was amended to 0% per annum for the period between April 1, 2019 and December 31, 2019 inclusive, (iii) the interest rate from January 1, 2020 until maturity was set at 6.0% per annum and (iv) the mandatory obligation to prepay the full or any part of the Fourth Jelco Loan by utilizing an amount equal to not less than 25% of the net proceeds of any public offering of securities was waived. The Company obtained an extension of the maturity of this facility which was originally due on September 27, 2020 until November 13, 2020.

Pursuant to the terms of the SPA, all unpaid interest accrued of $454 under the Fourth Jelco Loan through December 31, 2020 was deemed fully and finally settled. The Fourth Jelco Loan Facility was secured by a guarantee from Emperor. As of December 31, 2020, an amount of $6,000, gross of deferred financing costs of $120, was outstanding under the Fourth Jelco Loan. Through payments made in February 2021, the Company prepaid the full outstanding balance of the Fourth Jelco Loan (Note 15).

The annual principal payments required to be made after December 31, 2020 for all long-term debt and other financial liabilities, taking into consideration subsequent developments described in Note 15, are as follows:

Twelve month periods ending December 31,	Amount
2021	20,412
2022	82,216
2023	32,471
2024	9,032
Thereafter	29,158
Total	173,289